Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 1,488	$ 2,059
Cash and cash equivalents	25,586	23,484	$ 26,389	$ 29,763
Non-UK Countries
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 3,638	$ 3,649